Schedule of lease liabilities by classification (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Presentation of leases for lessee [abstract]
Current lease liabilities	$ 1,028	₨ 75,182	₨ 61,267
Non-current lease liabilities	$ 5,849	427,786	478,361
Total		₨ 502,968	₨ 539,628	₨ 210,130